FAIR VALUE MEASUREMENTS - Summary of Financial Assets at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments included in Reclamation deposits	$ 75,315	$ 74,921	$ 72,718
Recurring [Member] | Quoted prices in active markets for identical assets - Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments included in Restricted investments and bond collateral			191
Available-for-sale investments included in Reclamation deposits		0	1,039
Total assets			1,230
Recurring [Member] | Significant other observable inputs - Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments included in Restricted investments and bond collateral			0
Available-for-sale investments included in Reclamation deposits			0
Total assets			0
Recurring [Member] | Significant unobservable inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments included in Restricted investments and bond collateral			0
Available-for-sale investments included in Reclamation deposits			0
Total assets			0
Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments included in Restricted investments and bond collateral			191
Available-for-sale investments included in Reclamation deposits			1,039
Total assets			$ 1,230